Convertible Notes Payable Disclosure: Convertible Debt Scedule (Details) - USD ($)	Dec. 31, 2022	Dec. 30, 2022
Details
Principal amount of debt	$ 79,250	$ 1,259,000
Less: unamortized debt discount	(59,926)	(312,714)
Convertible notes payable, net	$ 19,324	$ 946,286